DEBT - 2017 Convertible, Term Loan Facility, and Margin Loan - Narrative (Details)				1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 03, 2017 USD ($) shares	Feb. 17, 2017 USD ($) shares $ / shares	Feb. 13, 2017 $ / shares	Dec. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Oct. 31, 2018	Mar. 31, 2019 $ / shares	Dec. 31, 2020 USD ($) extensionOption	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 shares	Jul. 31, 2018 USD ($)	Mar. 31, 2012
Debt Instrument [Line Items]
Cash collateral				$ 163,181,000				$ 163,181,000		$ 188,289,000
Margin loan facility | Line of Credit
Debt Instrument [Line Items]
Cash collateral				0				0		10,000,000
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Face amount		$ 402,500,000
Coupon rate		2.75%
Debt instrument conversion ratio		0.0265308					26.993
Debt instrument conversion price (in dollars per share) | $ / shares		$ 37.69					$ 37.05
Debt instrument threshold percentage of stock price trigger		35.00%
Share price (in dollars per share) | $ / shares			$ 27.92
Derivative, cost of hedge		$ 31,200,000
Number of shares issued if converted | shares		10,678,647
Debt instrument capped call strike price (in usd per share) | $ / shares		$ 37.69
Cap price premium | $ / shares		$ 48.86
Capped price threshold			75.00%
Debt instrument all-in cost percent		4.30%
Proceeds from issuance of convertible bonds		$ 360,200,000
Convertible debt		320,300,000
Convertible, carrying amount of equity component		$ 39,900,000
Distribution (in dollars per share) | $ / shares							$ 0.150
Credit Facility | Term Facility
Debt Instrument [Line Items]
Face amount				$ 100,000,000.0	$ 150,000,000			$ 100,000,000.0		$ 0
Maturity period of debt				366 days	15 months
Basis spread on variable rate				5.00%
Repayments of lines of credit				$ 50,000,000.0
Credit Facility | Term Facility | Extended Maturity
Debt Instrument [Line Items]
Maturity period of debt								366 days
Number of loan extension options | extensionOption								2
Credit Facility | Margin loan facility
Debt Instrument [Line Items]
Face amount					$ 110,000,000.0
Secured Debt
Debt Instrument [Line Items]
Maturity period of debt						5 years		5 years
Secured Debt | Margin loan facility
Debt Instrument [Line Items]
Coupon rate													3.75%
Maturity period of debt	3 years
Proceeds of new margin loan facility (up to)	$ 150,000,000
Common units, pledged as collateral | shares	20,852,291										21,226,586
Facility remaining until maturity									$ 30,000,000.0			$ 100,000,000.0
LIBOR | Credit Facility | Margin loan facility
Debt Instrument [Line Items]
Basis spread on variable rate					2.75%
LIBOR | Secured Debt | Margin loan facility
Debt Instrument [Line Items]
Basis spread on variable rate	3.95%							2.95%
Minimum | LIBOR | Credit Facility | Term Facility
Debt Instrument [Line Items]
Basis spread on variable rate					1.50%
Maximum | LIBOR | Credit Facility | Term Facility
Debt Instrument [Line Items]
Basis spread on variable rate					2.75%